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               Securities and Exchange Commission
                     Washington, D.C  20549

                        Rule 24f-2 Notice

                               for
          The Alliance Short-Term U.S. Government Fund,
                      a portfolio series of
                     The Alliance Portfolios
                   1345 Avenue of the Americas
                    New York, New York  l0105

                            under the

                 Investment Company Act of l940

                        File No. 33-12988


(i)      Fiscal year for which this Notice is filed:

         September 1, 1994 through August 31, 1995


(ii) Number or amount of shares of beneficial interest of the same class or series, if any, which had been registered under the Securities Act of l933 other than pursuant to Rule 24f-2 under the Investment Company Act of l940 (the "Act") but which remained unsold at the beginning of such fiscal year:

              NONE


(iii) Number or amount of shares of beneficial interest, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

              72,378


(iv) Number or amount of shares of beneficial interest sold during such fiscal year:

                1,292,505


(v) Number or amount of shares of beneficial interest sold during such fiscal year in reliance upon Rule 24f-2:

                1,220,127*



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Exhibit: Opinion of Messrs. Ropes & Gray


*The filing fee of $0 is calculated in accordance with Rule 24f-2(c) of the Act and Section 6(b) of the Securities Act of l933 and is based on the following: (i) the actual aggregate sales price of 1,220,127 shares sold during such period in reliance upon Rule 24f-2 was $11,761,632 and (ii) the actual aggregate dollar amount of 1,444,685 shares redeemed during the period was $13,934,437; none of which was previously used for reduction pursuant to Rule 24e-2(a) in filings made pursuant to Rule 24e-1 and, to the extent necessary, all of which are being used for reduction pursuant to this Rule 24f-2 Notice.




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                            SIGNATURE
                            ---------

         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of l940, The Alliance Portfolios has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 24th day of October, l995.

                        THE ALLIANCE PORTFOLIOS


                         /s/ Andrew L. Gangolf
                        _______________________
                                       Andrew L. Gangolf
                                       Assistant Clerk



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                          Ropes & Gray
                     One International Place
                Boston, Massachusetts 02110-2624


                                       October 24, 1995



The Alliance Portfolios
1345 Avenue of the Americas
New York, New York 10105

Ladies and Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 1,220,127 Class A, Class B and Class C shares of beneficial interest, $0.00001 par value (the "Shares"), of your Short-Term U.S. Government Fund (the "Fund") sold in reliance upon the Rule during your fiscal year ended August 31, 1995.

         We have examined your Agreement and Declaration of Trust, as amended, as on file at the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your Shares of beneficial interest. We have assumed that upon the issuance of the Shares, the Trust will receive the net asset value thereof, which in all cases will at least be equal to the par value thereof. We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion.

         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and nonassessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that the notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder held personally liable for the



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obligations of the Trust solely by reason of being or having been a shareholder of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice.

                                       Very truly yours,


                                       /s/ Ropes & Gray


                                       Ropes & Gray






































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